Property and equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 - Property and equipment, net

At December 31, 2024 and June 30, 2025, property and equipment consisted of the following:

	December 31,	June 30,
	2024	2025
	S$’000	S$’000
Computer and software	50	50
Furniture and fittings	11	11
Leasehold industrial property	535	535
Renovations	68	68
	664	664
Accumulated depreciation	(80)	(104)
Property and equipment, net	$584	$560

Leasehold Industrial Property under Operating Lease

The Company owns a leasehold industrial property which is classified under property and equipment, as it is not held for sale or for investment purposes. Although the property is currently leased to third parties under operating lease arrangements, its classification as property and equipment is appropriate under U.S. GAAP because the property is not held for capital appreciation or investment income, and rental activities are not part of the Company’s principal operations. The carrying value of the leased industrial property as of December 31, 2024 and June 30, 2025 is approximately to $523,000 and $506,000.

Rental income recognized for the years ended June 30, 2024 and 2025 were S$13,000 and $16,000, respectively.

Depreciation expenses for the period ended June 30, 2024 and 2025 were approximately to S$24,000 and S$24,000, respectively, recognize under general and administrative expenses.

NOTE 6 - PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	Years ended December 31,
	2023	2024
	S$’000	S$’000
At cost:
Computer and software	47	50
Furniture and fittings	3	11
Leasehold industrial property	535	535
Renovations	46	68
	631	664
Less: Accumulated depreciation	(32)	(80)
Property and equipment, net	599	584

Leasehold Industrial Property under Operating Lease

The Company owns a leasehold industrial property which is classified under property and equipment, as it is not held for sale or for investment purposes. Although the property is currently leased to third parties under operating lease arrangements, its classification as property and equipment is appropriate under U.S. GAAP because the property is not held for capital appreciation or investment income, and rental activities are not part of the Company’s principal operations. The carrying value of the leased industrial property as of December 31, 2024 is $523,000.

Rental income recognized for the years ended December 31, 2022, 2023 and 2024 were S$13,000, $ nil and $30,000, respectively.

Depreciation expenses for the years ended December 31, 2022, 2023 and 2024 were S$17,000, S$31,000 and S$48,000, respectively, recognize under general and administrative expenses.